Related party transactions - Schedule of key management personnel compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Key Management Personnel Compensation Abstract
Salaries, benefits, bonuses and consulting fees	$ 216,641	$ 152,286	$ 424,773	$ 476,528
Share-based payments	0	0	1,316,483	0
Key management personnel compensation	$ 216,641	$ 152,286	$ 1,741,256	$ 476,528